ACCURED LIABILITIES.	3 Months Ended	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015
ACCURED LIABILITIES.
ACCURED LIABILITIES.

NOTE 5 – ACCRUED LIABILITIES

Accrued liabilities consisted of the following at September 30, 2015 and 2014:

	September 30,
	2015	2014

Compensation and consulting	$62,000	$—
Mining costs	203,626	100,000
Accounting and legal	277,000	37,500
Interest	50,138	11,814
	$592,764	$149,314

ACCRUED LIABILITIES

NOTE 4 – ACCRUED LIABILITIES

Accrued liabilities consisted of the following as of December 31, 2015 and September 30, 2015:

	December 31,	September 30,
	2015	2015

Compensation and consulting	$74,000	$62,000
Mining costs	100,000	203,626
Accounting and legal	205,450	277,000
Interest	54,902	50,138
	$434,352	$592,764

During the three months ended December 31, 2015, the Company issued 2,147,273 common shares as payment of accrued legal fees of $118,100. The fair value of the stock was $113,805 and the Company recorded a gain on the debt conversion of $4,295. The Company issued shares as payment of accrued mining cost of $103,626.